Cover	Apr. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2026
Entity File Number	333-173039
Entity Registrant Name	Ameriguard Security Services, Inc.
Entity Central Index Key	0001514443
Entity Tax Identification Number	99-0363866
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5470 W. Spruce Ave
Entity Address, Address Line Two	#102
Entity Address, City or Town	Fresno
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93722
City Area Code	559
Local Phone Number	271-5984
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false